Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	MANOR INVESTMENT FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001003924
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mnrmx
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2015
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Manor Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Manor Fund seeks long-term capital appreciation and a moderate level of income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Manor Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Expenses	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Manor Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds. During the most recent fiscal year, the portfolio turnover rate for the Manor Fund was 13.02%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.02%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in shares of the Manor Fund with the cost of investing in other mutual funds. They illustrate the hypothetical expense that you would incur over various periods if you invest $10,000 in shares of the Manor Fund. These examples assume that the Shares would provide a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

- 1 Year -	rr_ExpenseExampleYear01	153
- 3 Years -	rr_ExpenseExampleYear03	474
- 5 Years -	rr_ExpenseExampleYear05	818
- 10 Years -	rr_ExpenseExampleYear10	1,791
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization generally over $50 billion, when the advisor believes the shares are priced attractively relative to the earnings and financial strength of the company. The Fund generally holds individual investments for three to five years, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investor could lose money investing in the Manor Fund. The Manor Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Manor Fund include:

- the possibility of a general decline in the stock market,

- the possibility that a shift in economic conditions will adversely impact large corporations,

- or that the Fund manager will be unsuccessful in identifying attractive investments.

In addition to the risks outlined above, the manor Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor could lose money investing in the Manor Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow contain information that allows you to evaluate the performance of the Manor Fund using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes, compared to a relevant benchmark. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Information for the Manor Fund
Annual Return 2005	rr_AnnualReturn2005	10.64%
Annual Return 2006	rr_AnnualReturn2006	9.31%
Annual Return 2007	rr_AnnualReturn2007	4.24%
Annual Return 2008	rr_AnnualReturn2008	(31.42%)
Annual Return 2009	rr_AnnualReturn2009	26.83%
Annual Return 2010	rr_AnnualReturn2010	13.29%
Annual Return 2011	rr_AnnualReturn2011	0.78%
Annual Return 2012	rr_AnnualReturn2012	8.20%
Annual Return 2013	rr_AnnualReturn2013	37.07%
Annual Return 2014	rr_AnnualReturn2014	9.75%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart above, the lowest return for a calendar quarter for the Manor Fund was -20.74% during the 4th Quarter 2008. The highest return was 14.54% during the 3rd Quarter 2009.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.74%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to tax-exempt investor or investors who hold their Fund shares through tax-deferred arrangements, such as 401(K) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investor or investors who hold their Fund shares through tax-deferred arrangements, such as 401(K) Plans or Individual Retirement Accounts.

Manor Fund | Manor Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.75%
5 Years	rr_AverageAnnualReturnYear05	13.20%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Manor Fund | After Taxes on Distributions | Manor Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.46%
5 Years	rr_AverageAnnualReturnYear05	12.63%
10 Years	rr_AverageAnnualReturnYear10	6.86%
Manor Fund | After Taxes on Distributions and Sales | Manor Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.74%
5 Years	rr_AverageAnnualReturnYear05	9.14%
10 Years	rr_AverageAnnualReturnYear10	5.58%
Manor Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.46%
10 Years	rr_AverageAnnualReturnYear10	7.76%
Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Growth Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Expenses	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds. During the most recent fiscal year, the portfolio turnover rate for the Growth Fund was 8.08%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.08%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in shares of the Growth Fund with the cost of investing in other mutual funds. They illustrate the hypothetical expense that you would incur over various periods if you invest $10,000 in shares of the Growth Fund. These examples assume that the Shares would provide a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

- 1 Year -	rr_ExpenseExampleYear01	153
- 3 Years -	rr_ExpenseExampleYear03	474
- 5 Years -	rr_ExpenseExampleYear05	818
- 10 Years -	rr_ExpenseExampleYear10	1,791
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Growth Fund invests primarily in the common stock of large corporations with an average market capitalization generally over $7.5 billion, when the advisor believes the share are priced attractively relative to the growth potential of company earnings. The Growth Fund generally holds individual investments for three to five years, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investor could lose money investing in the Growth Fund. The Growth Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Growth Fund include:

- the possibility of a general decline in the stock market,

- the possibility that a shift in economic conditions will adversely impact companies with strong growth rates,

- or that the Fund manager will be unsuccessful in identifying attractive investments.

In addition to the risks outlined above, the Growth Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor could lose money investing in the Growth Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow contain information that allows you to evaluate the performance of the Growth Fund using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes, compared to a relevant benchmark. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Information for the Growth Fund
Annual Return 2005	rr_AnnualReturn2005	9.21%
Annual Return 2006	rr_AnnualReturn2006	4.53%
Annual Return 2007	rr_AnnualReturn2007	6.28%
Annual Return 2008	rr_AnnualReturn2008	(41.12%)
Annual Return 2009	rr_AnnualReturn2009	39.11%
Annual Return 2010	rr_AnnualReturn2010	19.18%
Annual Return 2011	rr_AnnualReturn2011	(1.60%)
Annual Return 2012	rr_AnnualReturn2012	13.36%
Annual Return 2013	rr_AnnualReturn2013	35.05%
Annual Return 2014	rr_AnnualReturn2014	13.13%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart above, the lowest return for a calendar quarter for the Growth Fund was -23.67% for the 4th Quarter of 2008, the highest return was 15.25% during the 2nd Quarter of 2009.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.67%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to tax-exempt investor or investors who hold their Fund shares through tax-deferred arrangements, such as 401(K) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks. The Lipper Large-Cap Growth Mutual Fund Index, compiled by Lipper Analytical, Inc., is comprised of other mutual funds managed using similar investment objectives as the Growth Fund. The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investor or investors who hold their Fund shares through tax-deferred arrangements, such as 401(K) Plans or Individual Retirement Accounts.

Growth Fund | Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.13%
5 Years	rr_AverageAnnualReturnYear05	15.23%
10 Years	rr_AverageAnnualReturnYear10	7.28%
Growth Fund | After Taxes on Distributions | Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.62%
5 Years	rr_AverageAnnualReturnYear05	15.12%
10 Years	rr_AverageAnnualReturnYear10	6.96%
Growth Fund | After Taxes on Distributions and Sales | Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.23%
5 Years	rr_AverageAnnualReturnYear05	9.96%
10 Years	rr_AverageAnnualReturnYear10	5.15%
Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.46%
10 Years	rr_AverageAnnualReturnYear10	7.67%
Bond Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Bond Fund seeks to provide current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Bond Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Expenses	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds. During the most recent fiscal year, the portfolio turnover rate for the Bond Fund was 0.00%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in shares of the Bond Fund with the cost of investing in other mutual funds. They illustrate the hypothetical expense that you would incur over various periods if you invest $10,000 in shares of the Bond Fund. These examples assume that the Shares would provide a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

- 1 Year -	rr_ExpenseExampleYear01	102
- 3 Years -	rr_ExpenseExampleYear03	318
- 5 Years -	rr_ExpenseExampleYear05	552
- 10 Years -	rr_ExpenseExampleYear10	1,225
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or securities issued by GNMA, FNMA and FHLB. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investor could lose money investing in the Bond Fund. The Bond Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Bond Fund include:

- the possibility that a rise in interest rates or inflation expectations will result in a decline in the value of portfolio investments,

- or that the portfolio manager will be unsuccessful in structuring the portfolio to take advantage of shifts in the interest rate markets.

In addition to the risks outlined above, the Bond Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor could lose money investing in the Bond Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow contain information that allows you to evaluate the performance of the Bond Fund using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes, compared to a relevant benchmark. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Information for the Bond Fund
Annual Return 2005	rr_AnnualReturn2005	0.66%
Annual Return 2006	rr_AnnualReturn2006	2.32%
Annual Return 2007	rr_AnnualReturn2007	6.50%
Annual Return 2008	rr_AnnualReturn2008	5.20%
Annual Return 2009	rr_AnnualReturn2009	(0.80%)
Annual Return 2010	rr_AnnualReturn2010	0.85%
Annual Return 2011	rr_AnnualReturn2011	0.83%
Annual Return 2012	rr_AnnualReturn2012	0.19%
Annual Return 2013	rr_AnnualReturn2013	(1.79%)
Annual Return 2014	rr_AnnualReturn2014	0.46%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart above, the lowest return for a calendar quarter was -1.69% for the 2nd Quarter of 2013, the highest return was 3.04% during the 1st Quarter of 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 01, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.69%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to tax-exempt investor or investors who hold their Fund shares through tax-deferred arrangements, such as 401(K) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The primary index for comparison is the Barclays Intermediate-term US Treasury Index, an index of US Treasury Notes with a maximum maturity of 10 years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investor or investors who hold their Fund shares through tax-deferred arrangements, such as 401(K) Plans or Individual Retirement Accounts.

Bond Fund | Bond Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.46%
5 Years	rr_AverageAnnualReturnYear05	0.10%
10 Years	rr_AverageAnnualReturnYear10	1.40%
Bond Fund | After Taxes on Distributions | Bond Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.43%
5 Years	rr_AverageAnnualReturnYear05	(0.03%)
10 Years	rr_AverageAnnualReturnYear10	0.97%
Bond Fund | After Taxes on Distributions and Sales | Bond Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.30%
5 Years	rr_AverageAnnualReturnYear05	0.12%
10 Years	rr_AverageAnnualReturnYear10	0.95%
Bond Fund | Barclays Intermediate-term US Treasury Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.02%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	3.48%